CONDENSED CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS EQUITY (DEFICIT) (Parenthetical) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Statement of Stockholders' Equity [Abstract]
Proceeds from issuance of redeemable convertible preferred stock, net of issuance costs	$ 104,750	$ 104,750	$ 52,346
Price per share of preferred stock (in dollars per share)	$ 4.1484
Issuance costs	$ 251	$ 250	$ 154